Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party balances and transactions
Schedule of balances and transactions with related parties

(c) Balances with related parties

	Type of related party	As of December 31,
		2017	2016
CURRENT ASSETS
Cash and cash equivalents
Banco Atlas S.A.(a)	Other related party	-	2

Total cash and cash equivalents		-	2

Trade receivables
Editorial Azeta S.A. (a)	Other related party	1	1

		1	1

CURRENT LIABILITIES
Trade payables
Experta ART S.A. (b)	Other related party	-	16
Haras El Capricho S.A. (b)	Other related party	-	1
Telteco S.A. (c)	Other related party	-	4
Penta S.A (a)	Other related party	2	-

Total trade payables		2	21

Financial Debt – Notes (current and non-current)
La Estrella Sociedad Anónima de Seguros de Retiro (b)	Other related party	-	172
Experta ART S.A. (b)	Other related party	-	151

		-	323

(d) Transactions with related parties and companies under sect. 33 of the LGS

Companies under sect. 33 of the LGS

	Transaction description	Type of related party	Years ended December 31,
			2017	2016	2015
Other income
Nortel	Rental revenues	Direct parent Company	-	1	1

		Total other income	-	1	1

Related parties

	Transaction description	Type of related party	Years ended December 31,
Services rendered			2017	2016	2015

Editorial Azeta S.A. (a)	Voice retail	Other related party	4	3	3
Banco Atlas S.A. (a)	Voice retail	Other related party	1	1	1
Penta S.A. (a)	Voice retail	Other related party	1	1	-

		Total services rendered	6	5	4

	Transaction description	Type of related party	Years ended December 31,
Services received			2017	2016	2015

Editorial Azeta S.A. (a)	Advertising	Other related party	(3)	(3)	(2)
Penta S.A. (a)	Rental	Other related party	(3)	(2)	-

		Total services received	(6)	(5)	(2)

(a)	Such companies relate to ABC Telecommunications Group of Paraguay (Non-controlling shareholders’ of Núcleo).
(b)	Such companies relate to W de Argentina – Inversiones S.A. until May 23, 2017.
(c)	Such company relates to a member of the Board of Directors appointed by W de Argentina – Inversiones S.A. until May 23, 2017.

Schedule of compensation for Key Managers

	Years ended December 31,
	2017	2016	2015
Salaries (*)	81	54	37
Variable compensation (*)	121	53	26
Social security contributions	58	30	18
Hiring benefits	-	5	-
Termination benefits	63	58	25

	323	200	106

(*) Gross compensation. Social security contributions and income tax retentions that are deducted from the gross compensation are in charge of the employee.